Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
Name of related parties	Relationship with the Company

Mr. Jianmin Gao	Stockholder, Chief Executive Officer, Chief Financial Officer and Chairman of the Board of the Company
Mr. Fei Gao	Stockholder, Director and Chief Operating Officer
Mr. Dong Yao	Stockholder, Director and Chief Technology Officer
Ms. Lihua Xiao	Stockholder, Management of the Company
Mr. Hao Siheng	Stockholder, Son of Lihua Xiao
Beijing Daogao Trading Co. Ltd. ("Beijing Daogao")	Ms. Lihua Xiao as the director of Beijing Daogao
Tianjin Jinjing Huizhi Network Technology Co. Ltd.	Mr. Dong Yao as the shareholder and director
Beijing Liujuxiang Shunxing Information Consulting Service Center	A related company controlled by non-controlling stockholder

Schedule of related party balances
	December 31, 2018	December 31, 2017

Due to related parties:
Mr. Jianmin Gao	$(20,324)	$(83,747)
Mr. Fei Gao	(136,33)	(6,980)
Mr Dong Yao	(869)	-
Beijing Daogao Trading Co. Ltd.	(26,169)	-

	$(183,700)	$(90,727)

Schedule of loans receivable form related parties
	December 31,	December 31,
	2018	2017

Related companies of non-controlling stockholders	$334,383	$-
Allowance for loan losses	(3,344)

Total	$331,039	$-

Schedule of loans payable from related party
	December 31, 2018	December 31, 2017

Non-controlling stockholders	$3,230,433	$2,499,244
Related companies of non-controlling stockholders	657,136	-

	$3,887,569	$2,499,244

Schedule of commission income received
	For the Years Ended December 31,
	2018	2017

Non-controlling stockholders	$250,029	$-
Related company of non-controlling stockholder	26,010	-

	$276,039	$-

Schedule of consultancy fee paid to related parties
	For the Years Ended December 31,
	2018	2017

Tianjin Jinjing Huizhi Network Technology Co. Ltd.	$13,781	$-
Beijing Liujuxiang Shunxing Information Consulting Service Center	13,963	-

	$27,744	$-